Document And Entity Information Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and entity information:
Entity Registrant Name	GOLAR LNG LTD
Entity Central Index Key	0001207179
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	80,236,252
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	true
Document Period End Date	Dec. 31, 2011
Amendment Description	The amendment is filed solely for purposes of furnishing Interactive Data File disclosure with detail-tagged footnotes to the financial statements in accordance with Rule 405 of Regulation S-T. This was previously filed with block-tagged footnotes.